THE WACHOVIA MUNICIPAL FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

                                January 30, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: THE WACHOVIA MUNICIPAL FUNDS     (the "Trust")
            Wachovia Georgia Municipal Fund
            Wachovia North Carolina Municipal Fund
            Wachovia South Carolina Municipal Fund
            Wachovia Virginia Municipal Fund

         1933 Act File No. 33-37525
         1940 ACT FILE NO. 811-6201

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive form of prospectuses and statement of additional information dated January 31, 2001, that would have been filed under Rule 497(c), do not differ from the form of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 20 on January 30, 2001.

     If you have any questions regarding this  certification,  please call me at
(412) 288-8260.

                                          Very truly yours,



                                          /s/ Gail C. Jones
                                          Gail C. Jones
                                          Secretary